Investments - Summary of Financial Information in Respect of Investments Accounted for Using Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of associates [abstract]
Carrying amount of the Company's interest in associates accounted for using the equity method	₨ 780		₨ 774	₨ 1,464	$ 9
Company's share of net profit / (loss) of associates accounted for using the equity method in consolidated statement of income	₨ (57)	$ (1)	₨ 57	₨ 130